Alpha Architect U.S. Quantitative Value ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 3.8%
Interpublic Group of Cos., Inc.	265,386	$7,436,116
Omnicom Group, Inc.	76,387	6,572,337
		14,008,453
Apparel Retail - 6.2%
Abercrombie & Fitch Co. - Class A(a)	49,569	7,409,078
Gap, Inc.	305,872	7,227,755
Urban Outfitters, Inc.(a)	151,929	8,337,864
		22,974,697
Apparel, Accessories & Luxury Goods - 2.0%
PVH Corp.	71,081	7,516,816

Biotechnology - 2.0%
United Therapeutics Corp.(a)	21,532	7,597,351

Brewers - 2.0%
Molson Coors Beverage Co. - Class B	129,314	7,412,279

Broadcasting - 2.2%
Fox Corp. - Class A	171,254	8,319,519

Building Products - 2.0%
A O Smith Corp.	107,851	7,356,517

Computer & Electronics Retail - 2.1%
Best Buy Co., Inc.	89,250	7,657,650

Construction Machinery & Heavy Transportation Equipment - 3.8%
Allison Transmission Holdings, Inc.	68,212	7,370,989
Terex Corp.	143,185	6,618,010
		13,988,999
Consumer Staples Merchandise Retail - 2.2%
Target Corp.	60,637	8,196,910

Copper - 1.8%
Freeport-McMoRan, Inc.	180,756	6,883,189

Data Processing & Outsourced Services - 4.1%
Genpact Ltd.	173,120	7,435,504
Maximus, Inc.	107,037	7,990,312
		15,425,816
Electric Utilities - 1.9%
NRG Energy, Inc.	79,647	7,185,752

Electronic Manufacturing Services - 2.3%
Jabil, Inc.	59,051	8,497,439

Food Retail - 2.2%
Kroger Co.	133,249	8,148,176

Footwear - 4.2%
Crocs, Inc.(a)	71,240	$7,802,917
Skechers USA, Inc. - Class A(a)	115,161	7,743,426
		15,546,343
Health Care Facilities - 5.8%
HCA Healthcare, Inc.	24,227	7,271,734
Tenet Healthcare Corp.(a)	55,864	7,051,713
Universal Health Services, Inc. - Class B	39,961	7,169,802
		21,493,249
Health Care Services - 1.9%
DaVita, Inc.(a)	48,176	7,204,721

Health Care Supplies - 2.2%
Lantheus Holdings, Inc.(a)	90,614	8,106,329

Homebuilding - 5.0%
KB Home	96,406	6,335,802
Lennar Corp. - Class A	45,811	6,247,246
Toll Brothers, Inc.	48,740	6,138,803
		18,721,851
Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	21,758	7,386,406

Interactive Media & Services - 2.1%
Match Group, Inc.(a)	237,622	7,772,616

Leisure Products - 1.9%
Mattel, Inc.(a)	401,347	7,115,882

Managed Health Care - 6.1%
Centene Corp.(a)	132,982	8,056,049
Elevance Health, Inc.	19,324	7,128,624
Molina Healthcare, Inc.(a)	25,301	7,363,856
		22,548,529
Metal, Glass & Plastic Containers - 1.9%
Crown Holdings, Inc.	86,278	7,134,328

Oil & Gas Equipment & Services - 1.8%
Weatherford International PLC	94,729	6,785,438

Oil & Gas Exploration & Production - 5.8%
Hess Corp.	53,822	7,158,864
Ovintiv, Inc.	178,763	7,239,902
Permian Resources Corp.	512,055	7,363,351
		21,762,117
Other Specialty Retail - 6.5%
Academy Sports & Outdoors, Inc.	158,359	9,110,393
Dick’s Sporting Goods, Inc.	37,349	8,546,945
Signet Jewelers Ltd.	80,494	6,496,671
		24,154,009

Passenger Airlines - 4.1%
Delta Air Lines, Inc.	123,841	$7,492,380
United Airlines Holdings, Inc.(a)	80,588	7,825,095
		15,317,475
Specialized Consumer Services - 1.9%
H&R Block, Inc.	137,181	7,248,644

Technology Distributors - 2.0%
TD SYNNEX Corp.	65,209	7,647,712

Technology Hardware, Storage & Peripherals - 1.9%
HP, Inc.	216,345	7,059,337

Tobacco - 2.0%
Altria Group, Inc.	139,356	7,286,925

TOTAL COMMON STOCKS (Cost $376,596,460)		371,461,474

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.41%(b)	708,485	708,485
TOTAL SHORT-TERM INVESTMENTS (Cost $708,485)		708,485

TOTAL INVESTMENTS - 99.9% (Cost $377,304,945)		$372,169,959
Other Assets in Excess of Liabilities - 0.1%		322,352
TOTAL NET ASSETS - 100.0%		$372,492,311

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$371,461,474	$-	$-	$371,461,474
Money Market Funds	708,485	-	-	708,485
Total Investments	$372,169,959	$-	$-	$372,169,959

Refer to the Schedule of Investments for further disaggregation of investment categories.

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